Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2014
Financial Assets and Liabilities Measured at Fair Value on Recurring Basis

The table below presents information about the Company’s financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2014 and December 31, 2013. The carrying value is the same as the fair value. Although the Company is party to close-out netting agreements (ISDA agreements) with all derivative counterparties, the fair values in the tables below and in the Consolidated Balance Sheets at December 31, 2014 and 2013, have been presented on a gross basis. The net amounts subject to netting agreements that the Company choose not to offset are presented in footnotes. According to the close-out netting agreements, transaction amounts payable to a counterparty on the same date and in the same currency can be netted.

	DECEMBER 31, 2014						DECEMBER 31, 2013
			Fair Value Measurements						Fair Value Measurements
DERIVATIVES NOT DESIGNATED AS HEDGING INSTRUMENTS	Nominal volume		Derivative asset (Other current assets)		Derivative liability (Other current liabilities)		Nominal volume		Derivative asset (Other current assets)		Derivative liability (Other current liabilities)
Foreign exchange swaps, less than 6 months	$459.1	1)	$1.3	2)	$0.4	3)	$504.1	4)	$1.7	5)	$2.8	6)

TOTAL	$459.1		$1.3		$0.4		$504.1		$1.7		$2.8

1)	Net nominal amount after deducting for offsetting swaps under ISDA agreements is $390.9 million.
2)	Net amount after deducting for offsetting swaps under ISDA agreements is $1.3 million.
3)	Net amount after deducting for offsetting swaps under ISDA agreements is $0.4 million.
4)	Net nominal amount after deducting for offsetting swaps under ISDA agreements is $425.4 million.
5)	Net amount after deducting for offsetting swaps under ISDA agreements is $1.5 million.
6)	Net amount after deducting for offsetting swaps under ISDA agreements is $2.6 million.

Fair Value of Debt

FAIR VALUE OF DEBT

	DECEMBER 31, 2014 CARRYING VALUE1)	DECEMBER 31, 2014 FAIR VALUE	DECEMBER 31, 2013 CARRYING VALUE1)	DECEMBER 31, 2013 FAIR VALUE
LONG-TERM DEBT
U.S. Private placement	$1,424.2	$1,510.2	$177.6	$187.7
Medium-term notes	83.2	86.3	99.9	100.5
Other long-term debt	13.8	13.8	1.6	1.6

TOTAL	$1,521.2	$1,610.3	$279.1	$289.8

SHORT-TERM DEBT
Overdrafts and other short-term debt	$57.8	$57.8	$65.6	$65.6
Short-term portion of long-term debt	21.8	21.8	167.2	172.6
Notes2)	—	—	106.6	107.6

TOTAL	$79.6	$79.6	$339.4	$345.8

1)	Debt as reported in balance sheet.
2)	Notes issued as part of the equity units offering were remarketed in April 2012, and matured on April 30, 2014. The notes were repaid and are no longer outstanding.